Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Consolidated Monetary Assets (Liabilities)	The principal financial instruments used by the Group, from which financial instruments risks arise and the related balances as of December 31, 2025 and 2024, are:
	2025	2024
Financial assets at amortized cost
Amounts due from related parties (see note 29)	$—	$765
Trade and other receivables (excluding VAT receivables) (see note 18)	3,330	2,431
Excise duty indemnification (see note 1)	3,575	—
Cash and cash equivalents (see note 20)	1,887	698
Staff loan receivables	98	135
	8,890	4,029

Trade and other payables (excluding VAT payable and employee payables) (see note 19)	21,080	11,894
Amounts due to related parties (see note 29)	2,277	3,389
Bank overdraft (see note 20)	—	1,013
Excise duty payable (see note 1)	3,575	—
Borrowings (see note 24)	5,183	2,516
Total	32,115	18,812
Financial liabilities at fair value through profit or loss

Derivative liability (warrants) (see note 25)	1,334	—
Earnout liability (see note 35)	9,898	—
Total	$11,232	$—

Schedule of Consolidated Monetary Assets/(Liabilities) Group of ZIG

The table below indicates consolidated monetary assets/(liabilities) in the Group denominated in ZIG

	2025	2024
Trade and other receivables	$1,241	$568
Cash and cash equivalents	392	74
Amount due from related parties	—	55
Current tax liability	(510)	(1,576)
Trade and other payables	(82)	(109)
Total	$1,041	$(988)

Schedule of Sensitivity Analysis	The following demonstrates the Groups sensitivity to 5% strengthening or weakening of the ZIG local currency as of December 31, 2025, and of the ZWL local currency as of December 31, 2024, against the USD functional currency and the impact on profit or (loss) for each period:
	Strengthening	Weakening
December 31, 2025	$55	$(55)
December 31, 2024	$49	$(49)
The following demonstrates the Groups sensitivity to 5% strengthening or weakening of the ZAR local currency against the USD functional currency and the impact on profit or (loss) for each period:
	Strengthening	Weakening
December 31, 2025	$63	$(63)
December 31, 2024	$45	$(45)

Schedule of Consolidated Monetary Liabilities Group of ZAR	The table below indicates consolidated monetary liabilities in the Group denominated in ZAR:
	2025	2024
Trade and other payables	$(1,250)	$(894)
Total	$(1,250)	$(894)

Schedule of Summarizes the Maturity of Group’s Financial Liabilities of End of Reporting Period	The table below summarizes the maturity profile of the Group’s financial liabilities at the end of each reporting period.
December 31, 2025	Less than 12 months	12-24 Months	Greater than 24 Months	Total
Trade and other payables	$21,080	—	—	21,080
Borrowings	3,782	2,066	104	5,952
Amounts due to related parties	2,277	—	—	2,277
Excise tax payable	3,575	—	—	3,575
Total	$30,714	2,066	104	32,884
December 31, 2024	Less than 12 months	12-24 Months	Greater than 24 Months	Total
Trade and other payables	$11,894	$—	$—	$11,894
Borrowings	1,441	899	674	3,014
Amounts due to related parties	3,389	—	—	3,389
Bank overdraft	1,013	—	—	1,013
Total	$17,737	$899	$674	$19,310

Schedule of Summarizes the Credit Risk of Group’s Financial Assets of Current Reporting period	The table below summarizes the credit risk of the Group’s financial assets at the end of the current reporting period.
December 31, 2025	Gross	ECL	Total
Financial assets
Trade and other receivables	5,605	(2,275)	3,330
Cash and cash equivalents	1,887	—	1,887
Staff loan receivables	98	—	98
Amount due from related parties	10,446	(10,446)	—
Excise duty indemnification	3,575	—	3,575
Total	$21,611	(12,721)	8,890
December 31, 2024	Gross	ECL	Total
Financial assets
Amounts due from related parties	$11,211	$(10,446)	$765
Trade and other receivables	4,684	(2,253)	2,431
Cash and cash equivalents	698	—	698
Staff loan receivables	135	—	135
Total	$16,728	$(12,699)	$4,029